Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Apr. 01, 2021
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates	3 months
Residential condominiums under development	¥ 118,458	¥ 74,621
Finished goods	108,901	94,400
Write-down on residential condominiums under development	2,308	1,205	¥ 10,492
Increase (decrease) in policy liability and policy account balances	1,892,510	1,832,057
Increase (decrease) in impact of changes in policy liability discount rate	357,148	156,135
Increase (decrease) in other operating assets	305,734	287,379	268,960
Increase (decrease) in life insurance costs	433,863	373,906	363,569
Increase (decrease) in retained earnings	3,259,730	3,054,448
Installment loans	3,958,814	3,905,026
Allowance for credit losses	58,110	65,373
Investment in securities	3,263,079	2,852,378
Income (loss) from equity method investments	36,774	22,081	24,565
Gains on sales of subsidiaries and equity method investments and liquidation losses, net	72,488	33,000	191,999
Revenues	2,814,361	2,663,659	2,508,043
Equity method investments	1,313,887	1,062,410
Other non cash income (expense)	40,233	121,941	99,222
Proceeds from sales of equity method investments	23,967	104,387	54,629
Other assets	2,068,768	2,057,828
Revision of Prior Period, Adjustment
Significant Accounting Policies [Line Items]
Loans to affiliates		(27,424)
Installment loans		27,424
Allowance for credit losses on loans to affiliates		(650)
Allowance for credit losses		650
Investment in securities		(90,993)
Equity method investments		90,993
Proceeds from loan originations		(8,725)	(4,311)
Principal collected on installment loans		19,645	5,833
Purchases of equity securities other than trading		(2,506)
Investment in equity method of investment		4,340	8,887
Accounting Standards Update 2023-02
Significant Accounting Policies [Line Items]
Increase (decrease) in retained earnings	(200)
Other assets	¥ (200)
Accounting Standards Update 2018-12 | Revision of Prior Period, Adjustment
Significant Accounting Policies [Line Items]
Increase (decrease) in policy liability and policy account balances		(233,309)	(50,925)	¥ 28,937
Increase (decrease) in impact of changes in policy liability discount rate		164,516	37,536	¥ (24,641)
Increase (decrease) in other operating assets		23,194	10,012
Increase (decrease) in life insurance costs		(25,010)	(4,571)
Increase (decrease) in retained earnings		22,506	5,241
Investment in operating leases | Transportation equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	7 years
Investment in operating leases | Measuring and information-related equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	4 years
Investment in operating leases | Real Estate Other Than Land
Significant Accounting Policies [Line Items]
Estimated average useful lives	31 years
Investment in operating leases | Other
Significant Accounting Policies [Line Items]
Estimated average useful lives	8 years
Property under Facility Operations
Significant Accounting Policies [Line Items]
Depreciation expenses	¥ 35,615	34,622	29,871
Accumulated depreciation	205,320	180,130
Office Facilities
Significant Accounting Policies [Line Items]
Depreciation expenses	9,256	8,373	9,083
Accumulated depreciation	¥ 84,364	74,507
Provision for Loan | Revision of Prior Period, Adjustment
Significant Accounting Policies [Line Items]
Provision for credit losses		361	1,449
Gain (Loss) on Investments | Revision of Prior Period, Adjustment
Significant Accounting Policies [Line Items]
Revenues		(1,505)	10,222
Other Non-Cash Profit and Loss | Revision of Prior Period, Adjustment
Significant Accounting Policies [Line Items]
Income (loss) from equity method investments		1,505	(10,145)
Gains on sales of subsidiaries and equity method investments and liquidation losses, net			(117)
Other non cash income (expense)		(797)	(782)
Securities Investment | Revision of Prior Period, Adjustment
Significant Accounting Policies [Line Items]
Investment in affiliates		(2,511)
Investment in securities		2,511
Equity Method Investments | Revision of Prior Period, Adjustment
Significant Accounting Policies [Line Items]
Gains on sales of subsidiaries and equity method investments and liquidation losses, net		(6,085)	(4,095)
Revenues		1,866	2,112
Provision for credit losses		361	1,449
Payments to acquire equity method investments		(14,501)	(12,969)
Proceeds from sales of equity method investments		7,767	6,952
Equity Method Investments | Gain (Loss) on Investments | Revision of Prior Period, Adjustment
Significant Accounting Policies [Line Items]
Revenues		¥ 6,085	¥ 4,212
Minimum
Significant Accounting Policies [Line Items]
Income tax settlement by tax authority	50.00%
Minimum | Investments in Partnerships and Other Investments
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	3.00%
Maximum | Property under Facility Operations | Buildings
Significant Accounting Policies [Line Items]
Estimated average useful lives	50 years
Maximum | Property under Facility Operations | Structures
Significant Accounting Policies [Line Items]
Estimated average useful lives	60 years
Maximum | Property under Facility Operations | Property, Plant and Equipment, Other Types
Significant Accounting Policies [Line Items]
Estimated average useful lives	44 years
Maximum | Office Facilities | Buildings And Structures
Significant Accounting Policies [Line Items]
Estimated average useful lives	65 years
Maximum | Office Facilities | Machinery and equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	46 years
Maximum | Investments in Partnerships and Other Investments
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	5.00%